Note 10 - Collaborative Agreements (Details Textual) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 13, 2018	Mar. 07, 2018
CrystalGenomics [Member]
Collaborative Agreement, Milestone Payment	$ 16
Collaborative Agreement, Regulatory Milestone	$ 44
CrystalGenomics [Member] | Exclusive License to CG806 in China, Development Milestones [Member]
Collaborative Agreement, Regulatory Milestone		$ 6
CrystalGenomics [Member] | Exclusive License to CG806 in China, Regulatory Milestones [Member]
Collaborative Agreement, Regulatory Milestone		$ 20
Ohm Oncology [Member]
Collaborative Agreements, Potential Additional Milestone Payments Receivable			$ 125